Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	2024	2023
	USD	USD

Trade receivables	8,082,277	5,629,350
Other receivables	1,326,228	777,972
Advances paid for content and service providers	1,016,045	384,601
Prepayments	242,669	229,508
Other financial assets (1)	22,779	536
Allowance for estimated credit losses	(1,185,842)	(732,199)
	9,504,156	6,289,768

(1)	The Group reclassified its bank balances in Lebanese Pounds equivalent of USD 22,779 (2023: USD 536) to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon. Refer to note 30.

Schedule of Movement of Allowance for Estimated Credit Losses

The movement of allowance for estimated credit losses during the year is as follows:

Amount
USD

As at January 1, 2023	951,455
Reversal of expected credit loss provision	(219,256)
At December 31, 2023	732,199

Provision for expected credit losses expense (note 8)	453,643
As at December 31, 2024	1,185,842

Schedule of Ageing Analysis of Unimpaired Trade Receivables

At December 31, 2024 and 2023, the ageing analysis of unimpaired trade receivables is as follows:

		Neither past due nor	Past due but not impaired
	Total	impaired	30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD

2024	6,896,435	4,998,433	236,168	816,950	552,392	292,492
2023	4,897,151	3,932,860	403,496	370,898	148,750	41,147